..............................
                                                           OMB Approval
                                                  ..............................
                                                  OMB Number: 3235-0006
                                                  Expires:   August 31, 2012
                                                  Estimated average burden
                                                  hours per response........23.5
                                                  ..............................

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:______
This Amendment (Check only one.):        [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lonestar Capital Management, LLC
Address: One Maritime Plaza, Suite 1105
         San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Yedi Wong
Title:  Chief Financial Officer
Phone:  (415) 362-7677

Signature, Place, and Date of Signing:

/s/ Yedi Wong                 San Francisco, CA            August 9, 2010
-------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all
     holdings are reported by other      reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   60

Form 13F Information Table Value Total:   $695,419
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2           COLUMN 3     COLUMN 4   COLUMN 5             COLUMN 6  COLUMN 7        COLUMN 8
--------                   --------           --------     --------   --------             --------  --------        --------
                                                           VALUE      SHARES/   SH/  PUT/  INVESTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP     (x $1,000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS   SOLE  SHARED  NONE
--------------            --------------       -----     ----------   -------   ---  ----  -------   --------   ----  ------  ----

A H BELO CORP                COM CL A         001282102     4,183      630,000   SH         SOLE      NONE     630,000
AGNICO EAGLE MINES LTD       COM              008474108     6,078      100,000   SH         SOLE      NONE     100,000
ANADARKO PETE CORP           COM              032511107    18,045      500,000   SH         SOLE      NONE     500,000
ANNTAYLOR STORES CORP        COM              036115103     4,881      300,000   SH         SOLE      NONE     300,000
BARRICK GOLD CORP            COM              067901108    12,488      275,000   SH         SOLE      NONE     275,000
BEBE STORES INC              COM              075571109     7,040    1,100,000   SH         SOLE      NONE   1,100,000
BLYTH INC                    COM NEW          09643P207     1,704       50,000   SH         SOLE      NONE      50,000
BP PLC                       SPONSORED ADR    055622104     5,776      200,000   SH         SOLE      NONE     200,000
BRINKER INTL INC             COM              109641100     5,784      400,000   SH         SOLE      NONE     400,000
CANADIAN NAT RES LTD         COM              136385101     5,981      180,000   SH         SOLE      NONE     180,000
CAPLEASE INC                 COM              140288101     1,998      433,400   SH         SOLE      NONE     433,400
CHICOS FAS INC               COM              168615102     5,434      550,000   SH         SOLE      NONE     550,000
CITIGROUP INC                COM              172967101    30,080       80,000   SH  CALL   SOLE      NONE      80,000
CLEARWATER PAPER CORP        COM              18538R103    10,952      200,000   SH         SOLE      NONE     200,000
COMPUCREDIT HLDGS CORP       NOTE 3.625% 5/3  20478NAB6     7,534   12,350,000   PRN        SOLE      NONE  12,350,000
CRUDE CARRIERS CORPORATION   COM              Y1820X106     1,238       75,000   SH         SOLE      NONE      75,000
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302    15,465      500,000   SH         SOLE      NONE     500,000
ENCANA CORP                  COM              292505104     4,551      150,000   SH         SOLE      NONE     150,000
FUQI INTERNATIONAL INC       COM NEW          36102A207     7,296    1,073,000   SH         SOLE      NONE   1,073,000
GAP INC DEL                  COM              364760108     1,946      100,000   SH         SOLE      NONE     100,000
GOLDCORP INC NEW             COM              380956409     4,385      100,000   SH         SOLE      NONE     100,000
GOLDMAN SACHS GROUP INC      COM              38141G104    13,127        1,000   SH  PUT    SOLE      NONE       1,000
GRAPHIC PACKAGING HLDG CO    COM              388689101    23,625    7,500,000   SH         SOLE      NONE   7,500,000
HARLEY DAVIDSON INC          COM              412822108     2,223        1,000   SH  PUT    SOLE      NONE       1,000
HAWAIIAN HOLDINGS INC        COM              419879101     2,585      500,000   SH         SOLE      NONE     500,000
IMPERIAL SUGAR CO NEW        COM NEW          453096208     3,030      300,000   SH         SOLE      NONE     300,000
ISHARES SILVER TRUST         ISHARES          46428Q109     6,738      370,000   SH         SOLE      NONE     370,000
ISHARES TR INDEX             FTSE XNHUA IDX   464287184    39,130       10,000   SH  PUT    SOLE      NONE      10,000
ISHARES TR INDEX             IBOXX INV CPBD   464287242    54,881        5,060   SH  PUT    SOLE      NONE       5,060
ISHARES TR INDEX             RUSSELL 2000     464287655    24,446        4,000   SH  PUT    SOLE      NONE       4,000
LEGG MASON INC               COM              524901105     8,409      300,000   SH         SOLE      NONE     300,000
LIBERTY GLOBAL INC           COM SER A        530555101    10,916      420,000   SH         SOLE      NONE     420,000
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708    10,886      210,000   SH         SOLE      NONE     210,000
MANNKIND CORP                NOTE 3.750% 12/1 56400PAA0     2,355    3,900,000   PRN        SOLE      NONE   3,900,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    10,392      200,000   SH         SOLE      NONE     200,000
MDS INC                      COM              55269P302    11,802    1,400,000   SH         SOLE      NONE   1,400,000
MEMC ELECTR MATLS INC        COM              552715104     5,928      600,000   SH         SOLE      NONE     600,000
MEMC ELECTR MATLS INC        COM              552715104     1,976        2,000   SH  CALL   SOLE      NONE       2,000
NOVAGOLD RES INC             COM NEW          66987E206     1,612      231,000   SH         SOLE      NONE     231,000
NOVELL INC                   COM              670006105     9,088    1,600,000   SH         SOLE      NONE   1,600,000
PACER INTL INC TENN          COM              69373H106     7,997    1,144,000   SH         SOLE      NONE   1,144,000
PALM HARBOR HOMES            NOTE 3.250% 5/1  696639AB9     4,915    6,733,000   PRN        SOLE      NONE   6,733,000
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104    51,252       12,000   SH  PUT    SOLE      NONE      12,000
SAUER-DANFOSS INC            COM              804137107     7,943      650,000   SH         SOLE      NONE     650,000
SPDR GOLD TRUST              GOLD SHS         78463V107    18,335      150,680   SH         SOLE      NONE     150,680
SPDR GOLD TRUST              GOLD SHS         78463V107    36,504        3,000   SH  CALL   SOLE      NONE       3,000
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F103    71,738        6,950   SH  PUT    SOLE      NONE       6,950
STILLWATER MNG CO            COM              86074Q102     1,743      150,000   SH         SOLE      NONE     150,000
TALBOTS INC                  *W EXP 04/09/201 874161110     1,362      624,999   SH         SOLE      NONE     624,999
TECUMSEH PRODS CO            CL A             878895200     4,670      420,000   SH         SOLE      NONE     420,000
TIVO INC                     COM              888706108     5,904      800,000   SH         SOLE      NONE     800,000
TOTAL S A                    SPONSORED ADR    89151E109    10,044      225,000   SH         SOLE      NONE     225,000
TRANSOCEAN LTD               REG SHS          H8817H100     6,950      150,000   SH         SOLE      NONE     150,000
UNITED STATES NATL GAS FUND  UNIT             912318102     9,688       12,500   SH  CALL   SOLE      NONE      12,500
WASHINGTON POST CO           CL B             939640108    16,419       40,000   SH         SOLE      NONE      40,000
WELLCARE HEALTH PLANS INC    COM              94946T106     3,561      150,000   SH         SOLE      NONE     150,000
WINN DIXIE STORES INC        COM NEW          974280307     3,374      350,000   SH         SOLE      NONE     350,000
XEROX CORP                   COM              984121103    12,060    1,500,000   SH         SOLE      NONE   1,500,000
XEROX CORP                   COM              984121103     9,436       11,736   SH  CALL   SOLE      NONE      11,736
YAHOO INC                    COM              984332106     5,536      400,000   SH         SOLE      NONE     400,000
